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Form 13F Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (check only one): [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Horizon Bancorp
Address: 515 Franklin Square
         Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark E. Secor
Title: Chief Financial Officer
Phone: 219-873-2611

Signature, Place, and Date of Signing:


/s/ Mark E. Secor, Chief Financial Officer   Michigan City, IN
------------------------------------------   -----------------
                                             Place

5/14/2009
Date

Report Type (check only one):

[X] 13F Holdings Report

[ ] 13F Notice

[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:   Horizon Trust & Investment
                                                     Management

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Report Summary:

Number of Other Included Managers:                   1
Form 13F Information Table Entry Total:             41
Form 13F Information Table Value Total: $41,438,463.00

List of Other Included Managers:   Horizon Trust & Investment Management

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
                                                                      INVESTMENT DIRECTION (6)
                                                                    ---------------------------   OTHER    VOTING AUTHORITY (8)
                           TYPE                             SHARES           SHARED-   SHARED-  MANAGERS ------------------------
    NAME OF ISSUER (1)      (2)  CUSIP (3)   MARKET (4)    /PV (5)    SOLE   DEFINED    OTHER      (7)     SOLE  SHARED    NONE
------------------------- ------ --------- -------------- --------- ------- --------- --------- -------- ------- ------ ---------
Aflac Inc.                Equity 01055102          242387     12520    5973      6547      6547             3845      0      8675
AT & T Inc                Equity 00206R102         434725     17251       0     17251     17251             5512      0     11739
Ametek Inc                Equity 031100100         288622      9230       0      9230      9230                0    200      9030
BP Amoco PLC, ADR's       Equity 055622104         728938     18178       0     18178     18178              800      0     17378
Bank America Corp         Equity 060505104         147605     21643    8122     13521     13521             5487      0     16156
Berkshire Hathaway, Inc.
   Cl B                   Equity 084670207         329940       117      20        97        97               33      0        84
Chevron Corporation       Equity 166764100         782741     11641    3784      7857      7857             3920      0      7721
Cisco Systems Inc         Equity 17275R102         201441     12012    5089      6923      6923             4165      0      7847
Conagra Inc               Equity 205887102         203705     12075    5554      6521      6521             4164      0      7911
Directv Group Inc         Equity 25459L106         240207     10540    4573      5967      5967             3738      0      6802
Exxon Mobil Corp          Equity 30231G102         872974     12819       0     12819     12819             2000      0     10819
General Electric Company  Equity 369604103         305929     30260    6633     23627     23627            12412      0     17848
International Business
   Machines Corp          Equity 459200101         556342      5742    1845      3897      3897             1791      0      3951
Ishares Goldman Sachs
   Tech I                 Equity 464287549         879572     25145   11397     13748     13748             8801      0     16344
Johnson & Johnson         Equity 478160104         620470     11796    3715      8081      8081             5270      0      6526
Johnson Controls Inc      Equity 478366107         122280     10190    4522      5668      5668             3864      0      6326
L-3 Communications
   Holdings, Inc.         Equity 502424104         439683      6485    2663      3822      3822             2317      0      4168
Laboratory Corp of Amer
   Hldgs                  Equity 50540R409         431188      7372    3580      3792      3792             2379      0      4993
Marathon Oil Corp         Equity 565849106         327626     12462    5985      6477      6477             4129      0      8333
Microsoft Corporation     Equity 594918104         263977     14370    5688      8682      8682             4334      0     10036
Paychex, Inc              Equity 704326107         258985     10089    4515      5574      5574             3418      0      6671
Pepsico Inc               Equity 713448108         452561      8791    3086      5705      5705             4146      0      4645
Philip Morris
   International          Equity 718172109         202130      5681       0      5681      5681             1050      0      4631
Energy Select Sector SPDR Equity 81369Y506        1017299     23959   11721     12238     12238             8177      0     15782
Utilities Select Sector
   SPDR                   Equity 81369Y886         563122     22040   10081     11959     11959             7179      0     14861
TJX Companies, Inc.       Equity 872540109         264733     10325    4622      5703      5703             3510      0      6815
Teva Pharmaceutical Inds
   Ltd                    Equity 881624209         238224      5288    2439      2849      2849             1702      0      3586
Vanguard GNMA #536 -
   Admiral Class          Equity 922031794       15797521   1480555  670923    809632    809632           315770  13940   1150846
Vanguard Consumer
   Discretionary ETF      Equity 92204A108         200533      6660    2990      3670      3670             2189      0      4471
Vanguard Consumer Staples
   ETF                    Equity 92204A207         763610     14862    7359      7503      7503             5079      0      9783
Vanguard Financial ETF    Equity 92204A405         447891     23843   11790     12053     12053             7841      0     16002
Vanguard Health Care ETF  Equity 92204A504         715122     17047    8453      8594      8594             5570      0     11477
Vanguard Industrials ETF  Equity 92204A603         410228     12119    6046      6073      6073             4125      0      7994
Vanguard Materials ETF    Equity 92204A801         282142      6424    3204      3220      3220             2086      0      4338
Vanguard Telecom Service
   ETF                    Equity 92204A884         529630     12128    6060      6068      6068             3982      0      8146
Wal-Mart Stores Inc       Equity 931142103         531889     10209    3734      6475      6475             3262      0      6947
Walgreen CO               Equity 931422109         379613     14623    3546     11077     11077             4878      0      9745
Wells Fargo & CO New      Equity 949746101         543313     38154   11227     26927     26927            12050      0     26104
Wyeth                     Equity 983024100        9177247    213226       0    213226    213226              600      0    212626
Accenture Ltd.            Equity G1150G111         213157      7754    3524      4230      4230             2570      0      5184
OpenTV Corp               Equity G67543101          29161     19312       0     19312     19312            19312      0         0
                                           -------------- --------- ------- --------- ---------          ------- ------ ---------
                                           $41,438,463.00 2,224,937 854,463 1,370,474 1,370,474          497,457 14,140 1,713,341
                                           ============== ========= ======= ========= =========          ======= ====== =========